Intangible Assets and Goodwill - Schedule of Intangible Assets Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 9,731
2021	38,922
2022	30,043
2023	27,084
2024	27,010
Thereafter	105,650
Total	$ 238,440	$ 116,646